Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income	$ 836	$ (869)	$ 20,926	$ 21,378	$ 4,757
Adjustments to reconcile net income to net cash used in operating activities:
Deferred taxes	(54)	(27)	(918)	(1,675)	(5,819)
Amortization of equity based compensation	611	985	3,471	3,884	2,322
Excess income tax provision/(benefit) from stock-based compensation	0	97	97	(97)	0
Inventory impairments			3,500	0	0
Gain from notes payable principal reduction			(250)	0	0
Distributions of earnings from unconsolidated joint ventures	1,588	0	3,742	18,477	6,040
Equity in net income of unconsolidated joint ventures	(306)	7	(7,691)	(13,767)	(8,443)
Deferred profit from unconsolidated joint ventures	148	312	646	(1,603)	0
Depreciation	123	125	511	473	381
Abandoned project costs	34	149	580	635	754
Home sales impairments		0	2,350	0	0
Net changes in operating assets and liabilities:
Restricted cash	376	138	396	(97)	(153)
Contracts and accounts receivable	2,151	5,875	(3,737)	(10,796)	(5,986)
Due from affiliates	799	53	(344)	1,683	(2,104)
Real estate inventories	(36,077)	(98,712)	(71,388)	(65,942)	(114,932)
Other assets	(3,669)	(3,616)	(756)	(3,651)	(1,285)
Accounts payable	4,988	5,470	6,171	9,790	7,893
Accrued expenses and other liabilities	(10,979)	(10,723)	2,921	8,712	4,349
Due to affiliates	0	(30)	(293)	293	0
Net cash used in operating activities	(39,431)	(100,766)	(42,416)	(32,303)	(112,226)
Investing activities:
Purchases of property and equipment	(50)	(174)	(439)	(418)	(883)
Cash assumed from joint venture at consolidation			2,009	0	0
Contributions and advances to unconsolidated joint ventures	(3,796)	(4,327)	(15,088)	(15,028)	(34,610)
Distributions of capital from unconsolidated joint ventures	24	3,531	15,307	32,026	10,609
Net cash provided by (used in) investing activities	(3,822)	(970)	1,789	16,580	(24,884)
Financing activities:
Net proceeds from issuance of common stock			0	47,253	87,800
Repurchase of common stock			0	0	(11,989)
Cash distributions to noncontrolling interest in subsidiary			(725)	(2,411)	(52)
Borrowings from credit facility	72,000	115,000	223,050	99,450	100,474
Repayments of credit facility	(190,000)	0	(179,974)	(125,000)	0
Proceeds from senior notes	247,402	0
Borrowings from other notes payable	0	339	343	3,552	11,162
Repayments of other notes payable	0	(14,822)	(15,636)	(5,171)	(15,768)
Payment of debt issuance costs	(5,967)	0	(1,064)	0	0
Minimum tax withholding paid on behalf of employees for stock awards	(565)	(630)	(648)	(248)	0
Excess income tax (provision)/benefit from stock-based compensation	0	(97)	(97)	97	0
Proceeds from exercise of stock options			0	17	0
Net cash provided by financing activities	122,870	99,790	25,249	17,539	171,627
Net increase (decrease) in cash and cash equivalents	79,617	(1,946)	(15,378)	1,816	34,517
Cash and cash equivalents – beginning of period	30,496	45,874	45,874	44,058	9,541
Cash and cash equivalents – end of period	$ 110,113	$ 43,928	$ 30,496	$ 45,874	$ 44,058